Revenues - geographical distribution of revenues from external customers (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,513,788	$ 2,417,173	$ 2,869,377
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	571,216	827,057	1,003,365
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,692,599	1,407,063	601,471
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	249,973	$ 183,053	$ 1,264,541
Sale of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,150,764
Sale of electric boats | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	571,216
Sale of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,329,575
Sale of electric boats | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	249,973
Rental of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,363,024
Rental of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,363,024